STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	3 Months Ended
Mar. 31, 2025
STOCKHOLDERS' DEFICIT:
Schedule of equity financing agreement

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds

1/3/2025	36,640,675	23,450	$0.000640	20,783
1/13/2025	51,215,454	32,778	$0.000640	29,458
1/22/2025	79,061,625	50,619	$0.000640	46,050
1/30/2025	139,008,500	55,603	$0.000400	50,686
2/7/2025	124,797,875	49,786	$0.000399	45,276
2/18/2025	131,445,657	42,063	$0.000320	38,093
2/27/2025	142,074,500	34,098	$0.000240	30,686
3/10/2025	132,699,709	31,848	$0.000240	28,594
3/18/2025	224,563,917	53,895	$0.000240	40,098
3/27/2025	203,844,344	65,230	$0.000320	59,639